Commitments and Contingencies (Details) - USD ($) $ in Thousands		3 Months Ended
	Dec. 11, 2015	Jun. 30, 2017	Nov. 16, 2016
Campbell v. Bennett et al., Case No. 11796 [Member]
Loss Contingencies [Line Items]
Payments for legal settlements		$ 150
Maximum term for payment after closing of case		5 days
Campbell v. Bennett et al., Case No. 11796 [Member] | Remington
Loss Contingencies [Line Items]
Limited partnership interest	80.00%
General partnership interest	100.00%
Jesse Small v. Monty J. Bennett, et al., Case No. 24-C-16006020 (Md. Cir. Ct.) [Member]
Loss Contingencies [Line Items]
Alleged corporate waste shares in dispute (in shares)			175,000